FINANCIAL LIABILITIES - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 10, 2022	Nov. 30, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Deferred consideration, annual interest accrual			3.35%
Equity issued, exchangeable shares (in shares) | shares		3,200,000
Exchangeable shares issued, gross | $		$ 134
Share issue related cost | $		$ 6
Number of share issued, opening (in dollar per share) | $ / shares			$ 30.99
Dividends recognised as distributions to owners | $			$ 158	$ 115	$ 66
Stock split conversion ratio	1.5
Exchangeable shares outstanding (Shares)
Disclosure of detailed information about financial instruments [line items]
Issuance of exchangeable LP units (in shares) | shares			427,643
Exchangeable share conversion (in shares) | shares			17,512	36,549